Note 1 - Basis of Presentation	6 Months Ended
Jun. 30, 2022
Notes
Note 1 - Basis of Presentation

Note 1 – Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of 1st Franklin Financial Corporation and subsidiaries (the "Company") should be read in conjunction with the audited consolidated financial statements of the Company and notes thereto as of December 31, 2021 and for the year then ended included in the Company's 2021 Annual Report filed with the Securities and Exchange Commission. Inter-company accounts and transactions have been eliminated from the condensed consolidated financial statements.

In the opinion of Management of the Company, the accompanying unaudited condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the Company's consolidated financial position as of June 30, 2022 and December 31, 2021, its consolidated results of operations and comprehensive income for the three- and six-month periods ended June 30, 2022 and 2021 and its consolidated cash flows for the six months ended June 30, 2022 and 2021. While certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission, the Company believes that the disclosures herein are adequate to make the information presented not misleading.

The Company’s financial condition and results of operations as of and for the three- and six-month periods ended June 30, 2022 are not necessarily indicative of the results to be expected for the full fiscal year or any other future period. The preparation of financial statements in accordance with GAAP requires Management to make estimates and assumptions that affect the reported amount of assets and liabilities at and as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

The computation of earnings per share is self-evident from the accompanying Condensed Consolidated Statements of Income and Retained Earnings (Unaudited). The Company has no dilutive securities outstanding.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported shown in the condensed consolidated statements of cash flows:

	June 30, 2022	June 30, 2021
Cash and Cash Equivalents	$ 38,591,251	$ 43,690,509
Restricted Cash	13,670,094	7,009,460
Total Cash, Cash Equivalents and Restricted Cash	$ 52,261,345	$ 50,699,969

The Company categorizes its primary sources of revenue into three categories: (1) interest related revenues, (2) insurance related revenue and (3) revenue from contracts with customers.

•Interest related revenues are specifically excluded from the scope of ASC 606 and accounted for under ASC Topic 310, “Receivables”.

•Insurance related revenues are subject to industry-specific guidance within the scope of ASC Topic 944, “Financial Services – Insurance”.

•Other revenues primarily relate to commissions earned by the Company on sales of auto club memberships. Auto club commissions are revenue from contracts with customers and are accounted for in accordance with the guidance set forth in ASC 606.

Other revenues, as a whole, are immaterial to total revenues. During the three months ended June 30, 2022, and 2021, the Company recognized interest related income of $68.0 million and $58.7 million, respectively, insurance related income of $14.0 million and $12.5 million, respectively, and other revenues of $2.1 million and $1.6 million, respectively.  During the six months ended June 30, 2022, and 2021, the Company recognized interest related revenue of $134.1 million and $117.8 million, respectively, insurance related income of $28.1 million and $25.5 million, respectively, and other revenues of $3.5 million and $2.8 million, respectively.

Recent Accounting Pronouncements:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional accounting relief for the expected market transition from the use of the London Interchange Bank Offered Rate (“LIBOR”) to the proposed Secured Overnight Financing Rate (“SOFR”). The key provisions of optional relief include (1) accounting for contract modifications as a continuation of the existing contract without additional analysis and (2) continuing hedge accounting when certain critical terms of a hedging relationship change. There was no impact of ASU No. 2020-04 on the Company’s condensed consolidated financial statements for the period ended June 30, 2022. The Company is currently evaluating the effect that the new standard may have on its financial statements in future periods.

In March 2022 the Financial Account Standards Board ("FASB") issued ASU No. 2022-02 "Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructuring and Vintage Disclosures.  The key provisions include (1) enhancements to disclosure requirements for certain loan refinancings and restructurings by creditor when borrower is experiencing financial difficulty, the creditor must apply the loan refinancing and restructuring guidance in paragraphs 310-20-35-9 through 35-11 to determine whether a modification results in a new loan or a continuation of an existing loan (2) for public business entities, the entity is required to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases with the scope of Subtopic 326-20, Financial Instruments-Credit Losses-Measured at Amortized Cost.  There was no impact of ASU No. 2022-02 on the Company's condensed consolidated financial statements for the period ended June 30, 2022. The Company is currently evaluating the effect that the new standard may have on its financial statements in future periods.